Equity accounted investments	12 Months Ended
Jun. 30, 2025
Equity accounted investments
Equity accounted investments
18	Equity accounted investments

At 30 June, the Group’s interest in equity accounted investments and the total carrying values were:

	Country of		Interest	2025	2024
Name	incorporation	Nature of activities	%	Rm	Rm
Joint ventures
ORYX GTL Limited	Qatar	GTL plant	49	8 530	10 379
Sasol Dyno Nobel (Pty) Ltd	South Africa	Manufacturing and distribution of explosives	50	400	321
Associates
Enaex Africa (Pty) Ltd	South Africa	Manufacturing and distribution of explosives	23	562	483
The Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)	South Africa	Owning and operating of the natural gas transmission pipeline between Temane in Mozambique and Secunda in South Africa for the transportation of natural gas produced in Mozambique to markets in Mozambique and South Africa	20	2 737	2 823
Other equity accounted investments			Various	730	736
Carrying value of investments				12 959	14 742

There are no significant restrictions on the ability of the joint ventures or associates to transfer funds to Sasol Limited in the form of cash dividends or repayment of loans or advances.

Impairment testing of equity accounted investments

Based on impairment indicators at each reporting date, impairment tests in respect of investments in joint ventures and associates are performed. The recoverable amount of the investment is compared to the carrying amount, as described in note 8, to calculate the impairment.

	2025	2024
for the year ended 30 June	Rm	Rm
Summarised financial information for the Group’s share of equity accounted investments which are not material*
Operating profit	233	181
Profit before tax	284	211
Taxation	(109)	(64)
Profit for the year*	175	147
Other comprehensive income	13	57
*	The financial information provided represents the Group’s share of the results of the equity accounted investments.

18	Equity accounted investments continued

	2025	2024
Capital commitments relating to equity accounted investments	Rm	Rm

Capital commitments, excluding capitalised interest, include all projects for which specific Board approval has been obtained up to the reporting date. Projects still under investigation for which specific Board approvals have not yet been obtained are excluded from the following:

Authorised and contracted for	2 188	3 579
Authorised but not yet contracted for	491	852
Less: expenditure to the end of year	(1 731)	(2 963)
	948	1 468

Areas of judgement:

Joint ventures and associates are assessed for materiality in relation to the Group using a number of factors such as investment value, strategic importance and monitoring by those charged with governance.

ORYX GTL and ROMPCO are considered to be material as they are closely monitored by and reported on to the decision makers and are considered to be strategically material investments.

18	Equity accounted investments continued

Summarised financial information for the Group’s material equity accounted investments

In accordance with the Group’s accounting policy, the results of joint ventures and associates are equity accounted. The information provided below represents the Group’s material joint venture and associate. The financial information presented includes the full financial position and results of the joint venture and includes intercompany transactions and balances.

Joint venture
ORYX GTL Limited
	2025	2024
for the year ended 30 June	Rm	Rm
Summarised statement of financial position
Non-current assets*	17 784	14 985
Deferred tax asset	490	1 218
Cash and cash equivalents	861	1 147
Other current assets	6 833	6 416
Total assets	25 968	23 766
Non-current liabilities	6 602	778
Current liabilities	1 350	1 807
Tax payable	608	—
Total liabilities	8 560	2 585
Net assets	17 408	21 181
Summarised income statement
Turnover	14 475	10 871
Depreciation and amortisation	(3 316)	(2 106)
Other operating expenses	(7 728)	(5 263)
Operating profit before interest and tax	3 431	3 502
Finance income	49	178
Finance cost	(189)	(46)
Profit before tax	3 291	3 634
Taxation	(1 357)	(1 286)
Profit and total comprehensive income for the year	1 934	2 348
The Group’s share of profits of equity accounted investment	948	1 151
49% share of profit before tax	1 613	1 781
Taxation	(665)	(630)

Reconciliation of summarised financial information
Net assets at the beginning of the year	21 181	21 824
Earnings before tax for the year	3 291	3 634
Taxation	(1 357)	(1 286)
Foreign exchange differences	(440)	(767)
Dividends paid**	(5 267)	(2 224)
Net assets at the end of the year	17 408	21 181
Carrying value of equity accounted investment	8 530	10 379
*	Non current assets mainly include property plant and equipment.
**	In 2025 ORYX GTL Limited declared a dividend of R5,3 billion (R2,2 billion in 2024).

The year-end for ORYX GTL Limited is 31 December, however the Group uses the financial information at 30 June.

The carrying value of the investment represents the Group’s interest in the net assets thereof.

18	Equity accounted investments continued

	Associate
	The Republic of
	Mozambique Pipeline
	Investment Company
	(Pty) Ltd (ROMPCO)**
	2025	2024
for the year ended 30 June	Rm	Rm
Summarised statement of financial position
Non-current assets*	2 658	4 570
Cash and cash equivalents	964	1 051
Other current assets	2 219	721
Total assets	5 841	6 342
Non-current liabilities	514	659
Current liabilities	220	162
Tax payable	166	501
Total liabilities	900	1 322
Net assets	4 941	5 020
Summarised income statement
Turnover	4 777	4 800
Depreciation and amortisation	(651)	(622)
Other operating expenses	(442)	(437)
Operating profit before interest and tax	3 684	3 741
Finance income	231	169
Finance cost	(17)	(15)
Profit before tax	3 898	3 895
Taxation	(1 051)	(1 247)
Profit and total comprehensive income for the period	2 847	2 648
The Group’s share of profits of equity accounted investment
20% share of profit before tax	780	779
Taxation	(210)	(249)
	570	530
Amortisation of fair value adjustment on acquisition of investment	(70)	(70)
Share of profits of equity accounted investment	500	460
Reconciliation of summarised financial information
Net assets at the beginning of the year	5 020	4 672
Earnings before tax for the year	3 898	3 895
Taxation	(1 051)	(1 247)
Dividends paid	(2 926)	(2 300)
Net assets at the end of the year	4 941	5 020
Carrying value of equity accounted investment	2 737	2 823
Historical net asset value	988	1 004
Group’s share of fair value adjustment on acquisition of investment	1 749	1 819
*	Non current assets mainly include property plant and equipment.
**	Based on management accounts.

The carrying value of the investment represents the Group’s interest in the net assets thereof.

18Equity accounted investments continued

	2025	2024	2023
for the year ended 30 June	Rm	Rm	Rm
Transactions with joint ventures
Total sales and services rendered from subsidiaries to joint ventures	335	3	743
Total purchases by subsidiaries from joint ventures	10	18	7
Transactions with associates
Total sales and services rendered from subsidiaries to associates	2 214	2 574	2 924
Total purchases by subsidiaries from associates	3 991	4 332	3 441

The amounts have been disaggregated and reported separately between joint ventures and associates.

Accounting policies:

The financial results of associates and joint ventures are included in the Group’s results according to the equity method from acquisition date until the disposal date. Associates and joint ventures whose financial year-ends are within three months of 30 June are included in the consolidated financial statements using their most recently audited financial results. Adjustments are made to the associates’ and joint ventures financial results for material transactions and events in the intervening period.